Cohen & Steers Low Duration Preferred Income Fund, Inc.

280 Park Avenue

New York, New York, 10017

June 13, 2012

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Attention: John Grzeskiewicz

Re:	Cohen & Steers Low Duration Preferred Income Fund, Inc.
Registration Statement on Form N-2
File Numbers: 333-181113; 811-22707

Ladies and Gentlemen:

On behalf of Cohen & Steers Low Duration Preferred Income Fund, Inc. (the “Fund”), transmitted for filing under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), is Pre-Effective Amendment No. 1 (“Amendment No. 1”) under the Securities Act to the Fund’s Registration Statement on Form N-2 filed with the Securities and Exchange Commission (the “Commission”) on May 2, 2012 (the “Registration Statement”).

Amendment No. 1 is marked to show changes made in response to comments of the Commission’s staff (the “Staff”) on the Registration Statement that were provided to Tina M. Payne, Esq., Senior Vice President and Associate General Counsel of Cohen & Steers Capital Management, Inc., by John Grzeskiewicz of the Staff by letter dated May 31, 2012. For the convenience of the Staff, these comments have been restated below in their entirety. The Fund’s response follows each comment. References in the responses to the Fund’s Prospectus or Statement of Additional Information (“SAI”) are to those filed as part of Amendment No. 1. In addition to revisions made in response to Staff comments, certain other stylistic and clarifying changes have been made in Amendment No. 1. Capitalized terms used but not defined herein have the meanings assigned to them in Amendment No. 1.

PROSPECTUS

Cover Page

1.	Staff Comment: The chart on the cover page includes “Estimated offering expenses” as a separate line item. Please revise the chart to conform to Item 1.g of Form N-2.

Response: The requested change has been made.

2.	Staff Comment: Please consider abridging the disclosure on the cover page to make it pithier. Item I.2 of Form N-2 states that the cover page “may include other information if it does not, by its nature, quantity, or manner of presentation impede understanding of the required information.” (Emphasis added).

Response: The disclosure on the cover page has been shortened to disclose an appropriate summary of the Fund’s investment objectives and strategies only in accordance with Item I.2 of Form N-2.

3.	Staff Comment: Investment Portfolio — Change “Managed Assets”, in the first sentence, to “net assets (plus the amount of any borrowings for investment purposes)” or, in the alternative, make a representation in your response letter that for purposes of the 80% test—the Fund’s definition of “Managed Assets” is consistent with the definition of “Assets” in Rule 35d-1(d)(2) under the 1940 Act.

Response: The Fund confirms supplementally that, for the purposes of the Fund’s 80% test, the definition of “Managed Assets” is consistent with the definition of “Assets” in Rule 35d-1(d)(2) under the 1940 Act.

Prospectus Summary

4.	Staff Comment: The Offering, page 1 — please inform the staff whether FINRA has approved the terms of the underwriting arrangement.

Response: At this time, the terms of the underwriting arrangement have been submitted to FINRA, but FINRA’s approval has not yet been received. We will remind the FINRA examiner to call you once the terms of the underwriting arrangement have been approved.

Investment Objective and Policies, pages 1 and 2

5.	Staff Comment: Because the Fund has “low duration” in its name, the Fund’s portfolio should have an average duration of three years or less. An average portfolio duration of six years is more appropriately characterized as an intermediate duration. Change the Fund’s name or change the Fund’s portfolio duration accordingly.

Response: Pursuant to conversations with the Staff, the Fund has changed its name to Cohen & Steers Limited Duration Preferred and Income Fund, Inc.

6.	Staff Comment: Because the Fund has “preferred” in its name, the Fund should have a policy of investing at least 80% of its net assets in preferred securities. Please explain in your response letter how hybrid-preferred securities, convertible securities, and fixed and floating rate corporate debt securities can be considered preferred securities. Hybrid-preferred securities, for example, are junior and subordinated securities which may defer payments of dividends from 18 months to five years — features which do not seem consistent with the common understanding of what constitutes “preferred securities.”

Response: As noted in the response to Comment 5, the Fund has changed its name to “Cohen & Steers Limited Duration Preferred and Income Fund.” (Emphasis added.) The Fund believes that its name now more closely corresponds to its policy of investing at least 80% of its managed assets in a portfolio of preferred and other income securities issued by U.S. and non-U.S. companies.

7.	Staff Comment: To assist a reader’s comprehension of the concept of duration, it might be helpful to provide a simple example of how it works. For example, a portfolio with duration of three years would decline approximately 3 percent if interest rates go up 1 percent.

Response: The Fund has clarified the disclosure describing duration, and has added the following example of the concept of duration: “For example, a security or portfolio with a duration of five years would be expected to increase in value by approximately 5% with a 1% reduction in interest rates (or yields); conversely, the security or portfolio would be expected to decrease in value by approximately 5% with a 1% increase in interest rates (or yields).”

8.	Staff Comment: The Fund may invest up to 100% of its Managed Assets in foreign securities. May the Fund also be 100% invested in domestic securities? Please clarify the disclosure on this point.

Response: The Fund confirms that it may invest up to 100% of its Managed Assets in U.S. securities, and has added the requested clarification.

9.	Staff Comment: The discussion at the bottom of page 2 concerning the risks that result from the Fund’s non-diversified status can be removed since the disclosure also appears on page 14 under “Additional Risk Considerations.”

Response: The requested deletion has been made.

10.	Staff Comment: (a) The discussion concerning the Fund’s concentration policy suggests that the Fund can invest more than 25% of its Managed Assets in any one of the following industries: banks, diversified financials, real estate, or insurance. Freedom of action to concentrate pursuant to management’s discretion, without shareholder approval, has been considered by the staff to be prohibited by Sections 8(b)(1) and 13(a)(3) of the 1940 Act, unless the statement of investment policy clearly indicates when and under what specific conditions any changes in the concentration policy would be made. Please describe with specificity when and under what conditions any changes between concentration and non-concentration, or between industries, would be made. Please make the appropriate changes on pages 2, 5, and 20 of the prospectus and in the statement of additional information. (b) Change “Managed Assets” to “total assets” in the concentration policy. (c) The concentration policy in the prospectus is inconsistent with the concentration policy in the statement of additional information.

Response:
(a) Section 8(b)(1) of the 1940 Act requires a registered investment company to recite in its registration statement its policy with respect to, among other things, “concentrating investments in a particular industry or group of industries.” (Emphasis added.) The Fund respectfully notes that neither the 1940 Act nor regulations thereunder define “industry” or “group of industries” for the purpose of Section 8(b)(1) of the 1940 Act, and that a fund is free to define an industry in any reasonable way (see In re Charles Schwab Corp. Sec. Litig., No. C-08-01510 WHA, 2010 WL 1261705 (N.D. Cal. Mar. 30, 2010)). The Fund believes that its policy of investing more than 25% of its total assets (see (b) below) in the financials sector, which is defined as comprising of banks, diversified financials, real estate and insurance industries, is reasonable, provides investors with appropriate disclosure about the Fund’s exposure to these types of investments, and complies with the plain language of the 1940 Act in that the financials sector is a “group of industries.” For these reasons, the Fund takes the view that its policy to invest 25% or more of total assets in the financials sector satisfies the requirement of Section 8(b)(1). Therefore, the Fund respectfully declines to revise its concentration disclosure.
(b) The requested change has been made.
(c) The Fund takes the view that the concentration policy in the statement of additional information, which should be read to include both numbered restriction 5 and the disclosure following the numbered restriction which explicitly refers back to numbered restriction 5, is consistent with the concentration disclosure in the prospectus. See the Fund’s response to Comment 10(b).

Primary Investment Strategies and Techniques, Pages 3 – 6

11.	Staff Comment: Derivatives, Page 5 — (a) Since the Fund may use derivative instruments, please review your disclosure in light of the observations from this Division: Letter to the Investment Company Institute re: Derivatives-Related Disclosures by Investment Companies (July 30, 2010) available at the Commission’s website, www.sec.gov. (b) The prospectus states the Fund may enter into credit default swaps. Please clarify whether the Fund intends to write credit default swaps. If the Fund intends to write credit default swaps, please highlight the risks and, in a letter to the staff, please confirm that the entire notional amount will be covered.

Response:
(a) The Fund has reviewed its derivatives disclosure in light of the letter referenced above and believes its disclosure is consistent with the observations therein.
(b) The Fund does not intend to write credit default swaps at this time.

Summary of Fund Expenses, page 18

12.	Staff Comment: Please confirm to the staff, if applicable, that the dividend expenses associated with the future issuance of the preferred stock within one year of the effective date of this registration statement will be included in the body of the fee table.

Response: The Fund confirms that it does not currently expect to issue preferred stock within one year of the effective date of the registration statement.

13.	Staff Comment: Please ensure that the footnotes to the fee table will be typographically distinguishable from (and less prominent than) the fee table itself.

Response: The requested change has been made.

14.	Staff Comment: Please provide the heading “Example” for the example portion of the fee table.

Response: The requested change has been made.

Use of Leverage

15.	Staff Comment: On page 27, the prospectus states that the Fund has no current intention to issue Preferred Shares. Confirm to the staff that the Fund will not issue Preferred Shares for at least one year after completion of its initial public offering.

Response: Please see the Fund’s response to Comment 12.

16.	Staff Comment: Disclose the circumstances which would cause the Fund’s Board of Directors to consider issuing Preferred Shares or enter into reverse repurchase agreements.

Response: In determining whether to issue Preferred Shares or enter into reverse repurchase agreements, the Fund believes that its Board of Directors would consider a variety of factors, including but not limited to the recommendations of the Fund’s investment adviser with respect to various available leverage alternatives, as well as information relating to the yield curve environment, interest rate trends, market conditions, the cost of leverage, and potential litigation risks.

Dividends and Distributions, pages 43 – 45

17.	Staff Comment: Level Rate Distribution Policy, Page 44 — The prospectus states that, at times, the Fund may return capital. Please inform us whether the Fund intends to report a distribution yield. If the Fund intends to report a distribution yield at any point prior to finalizing its tax figures, the Fund should disclose the estimated portion of the distribution yield that results from return of capital. In addition, reports containing distribution yields should be accompanied by the total return and/or SEC yield.

Response: The Fund currently intends to report a distribution yield, and intends to disclose the estimated portion of the distribution yield that results from return of capital, and to include total return and/or SEC yield in any reports containing distribution yields.

18.	Staff Comment: Managed Distribution Policy, Page 44 — Please provide the staff in your response letter the Investment Company Act Release Number and the date of the exemptive order received by the Investment Manager to implement its Managed Distribution Policy.

Response: The Commission issued an exemptive order relating to the Investment Manager’s Managed Distribution Policy on August 19, 2008, in Investment Company Act Release No. 28358.

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

Investment Objectives and Policies, Pages 1-20

19.	Staff Comment: Some investments, techniques, and risks described here are not mentioned in the prospectus. To the extent that the Fund intends to invest in such investments, use techniques, or has risks that might materially affect the performance of the Fund or the decision of an investor to purchase its shares, such investments, techniques, and risks should be discussed in the prospectus.

Response: The Fund believes that the investments, techniques, and risks that it currently expects may materially affect performance or the decision of an investor to purchase Fund shares have been sufficiently disclosed in the prospectus.

Investment Restrictions, Pages 20-21

20.	Staff Comment: (a) The SAI states, as a fundamental policy, the Fund may not “Invest more than 25% of its Managed Assets in securities of issuers in any one industry....” (Emphasis added.) Please change “Managed Assets” to “total assets.” See the instruction to Item 8.2.b (2) of Form N-2. (b) See Comment 10.

Response:
(a) The requested change has been made.
(b) Please see the Fund’s response to Comment 10.

Management of the Fund, Page 22

21.	Staff Comment: Please ensure that the SAI contains the disclosure required by Item 18.17 of Form N-2 regarding the experience, qualifications, and attributes of directors.

Response: The disclosure required by Item 18.17 of Form N-2 regarding the experience, qualifications, and attributes of directors will be added.